Summary of Significant Accounting Policies - Product Warranties (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Warranty accrual	$ 0.1	$ 0.1
Minimum
Product Warranty Liability [Line Items]
Term of limited assurance warranty on products sales	1 year
Maximum
Product Warranty Liability [Line Items]
Term of limited assurance warranty on products sales	2 years
Warranty accrual	$ 0.1	$ 0.1